Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. These financial statements should be read in conjunction with the audited financial statements and notes thereto for the fiscal year ended September 30, 2017.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and have been consistently applied. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Principles of Consolidation
The unaudited condensed consolidated financial statements of the Company reflect the principal activities of FMI, Farmmi international, Farmmi Enterprise, Farmmi Technology, Suyuan Agriculture, and Suyuan Agriculture’s main operation subsidiaries, Forest Food, Farmmi Food and FLS Mushroom, and the VIE of Nongyuan Network. All intercompany transactions and balances have been eliminated upon consolidation.

The consolidated financial statements of the Company reflect the principal activities of FMI, Farmmi international, Farmmi Enterprise, Farmmi Technology, Suyuan Agriculture, and Suyuan Agriculture’s main operation subsidiaries, Forest Food and FLS Mushroom, and the VIE of Suyuan Agriculture, Nongyuan Network. All intercompany transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities
Consolidation of Variable Interest Entities
In accordance with accounting standards regarding consolidation of variable interest entities (“VIEs”), VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.
We determined that Nongyuan Network is a VIE because the Company is the primary beneficiary of risks and rewards of this VIE. The carrying amount of this VIE’s assets and liabilities are as follows:
	March 31, 2018	September 30, 2017
Current assets	$318,971	$281,493
Plant and equipment, net	12,100	37,479
Other noncurrent assets	21,807	—
Total assets	352,878	318,972
Total liabilities	(74,005)	(26,015)
Net assets	$278,873	$292,957

The financial performance of the VIE reported in the unaudited condensed consolidated statement of income and comprehensive income for the six months ended March 31, 2018 includes sales of  $596,913, operating expenses of  $627,462, and net loss of  $30,549.

Consolidation of Variable Interest Entities

In accordance with accounting standards regarding consolidation of variable interest entities (“VIEs”), VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes.

We determined that Nongyuan Network is our VIE and we are the primary beneficiary of risks and rewards of this VIE. The carrying amount of this VIE’s assets and liabilities are as follows:

	September 30, 2017	September 30, 2016
Current assets	$281,493	$303,172
Plant and equipment, net	37,479	—
Total assets	318,972	303,172
Total liabilities	26,015	168,988
Net assets	$292,957	$134,184

The financial performance of VIEs reported in the consolidated statement of income and comprehensive income for the year ended September 30, 2017 includes sales of $2,081,084, operating expenses of $1,926,310, and net income of $154,774.

Use of Estimates
Use of Estimates
In preparing the unaudited condensed consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the unaudited condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the useful lives of property and equipment; allowances pertaining to the allowance for doubtful accounts and advance to suppliers; the valuation of inventories; and the valuation of deferred tax assets.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the useful lives of property and equipment; allowances pertaining to the allowance for doubtful accounts and advance to suppliers; the valuation of inventories; and the valuation of deferred tax assets.

Cash and Cash Equivalents
Cash and Cash Equivalents
For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. All cash balances are in bank accounts in PRC and are not insured by the Federal Deposit Insurance Corporation or other programs.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. All cash balances are in bank accounts in PRC and are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable
Accounts Receivable
Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Accounts Receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Inventory
Inventory
The Company values its inventories at the lower of cost, determined on a weighted average basis, or net realizable value. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value.

Inventory

The Company values its inventories at the lower of cost, determined on a weighted average basis, or net realizable value. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.

Deferred offering costs
Deferred offering costs
Deferred offering costs consist principally of legal, underwriting and registration costs in connection with the IPO of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds.

Deferred offering costs

Deferred offering costs consist principally of legal, underwriting and registration costs in connection with the IPO of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds.

Advance to Suppliers
Advances to Suppliers
Advance to suppliers represents prepayments made to ensure continuous high quality supplies and favorable purchase prices for premium quality. The Company is required from time to time to make cash advances when placing its purchase orders. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance or provide supplies to the Company.

Advance to Suppliers

Advance to suppliers represents prepayments made to ensure continuous high quality supplies and favorable purchase prices for premium quality. The Company is required from time to time to make cash advances when placing its purchase orders. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to refund an advance or provide supplies to the Company.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.
Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:
Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life
Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years
Leasehold improvement	Shorter of lease term or useful life
Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized.

Revenue Recognition
Revenue Recognition
The Company recognizes revenues under FASB Codification Topic 605 (“ASC 605”). Revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria are generally satisfied by the Company at the time of delivery for sales, which is the point when risk of loss and title passes to the customer. The delivery of goods either occurs when (a) goods leave the Company’s warehouse or production facilities or (b) goods are delivered and accepted by customer, usually at a location outside the Company. For sales under free on board (“FOB”) warehouse or production facilities terms, the Company recognizes revenue when product leaves the Company’s warehouse or production facility. Product delivery is evidenced by warehouse shipping log as well as signed shipping bills from the shipping company. For sales under FOB destination term, the Company recognizes revenue when product is delivered and accepted by customer. Product delivery is evidenced by signed receipt document upon delivery. The delivery term is negotiated between the Company and customers on a customer by customer base. Revenue is reported net of all value added taxes. The Company generally does not permit customers to return products and historically, customer returns have been immaterial. In the event the Company receives an advance from a customer, such advance is recorded as a liability to the Company. The Company reduces the liability and recognizes revenue after the delivery of goods occurs.
Under ASC 606, “Revenue from Contracts with Customers” (“ASC 606”), revenue is recognized when all of the following five steps are met: (i) identify the contract(s) with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; (v) recognize revenue when (or as) each performance obligation is satisfied. ASC 606 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The Company plans to adopt ASC 606 for its fiscal year ending September 30, 2019 and all interim periods within. Preliminarily, the Company plans to adopt ASC 606 using the retrospective transition method and is continuing to evaluate the impact its pending adoption of ASC 606 will have on its consolidated financial statements. The Company believes that its current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASC 606. Potential adjustments to input measures are not expected to be pervasive to the majority of the Company’s contracts. While no significant impact is expected upon adoption of the new guidance, the Company will not be able to make that determination until the time of adoption based upon outstanding contracts at that time.

Revenue Recognition

The Company recognizes revenues under FASB Codification Topic 605 (“ASC 605”). Revenue is recognized when all of the following have occurred: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the price is fixed or determinable, and (iv) the ability to collect is reasonably assured. These criteria are generally satisfied by the Company at the time of delivery for sales, which is the point when risk of loss and title passes to the customer.

The delivery of goods either occurs when (a) goods leave the Company’s warehouse or production facilities or (b) goods are delivered and accepted by customer, usually at a location outside the Company.

Revenue is reported net of all value added taxes. The Company generally does not permit customers to return products and historically, customer returns have been immaterial.

In the event the Company receives an advance from a customer, such advance is recorded as a liability to the Company. The Company reduces the liability and recognizes revenue after the delivery of goods occurs.

Cost of Revenues
Cost of Revenues
Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenues.

Cost of Revenues

Cost of revenues includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expense and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenues.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements”, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.
The three levels are defined as follows:
Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
Level 3 — Inputs to the valuation methodology are unobservable.
Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, due from related parties, deferred offering costs, advance to suppliers, accounts payable, due to related parties, advance from customers and short-term bank loans approximate their recorded values due to their short-term maturities.

Fair Value of Financial Instruments

The Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements”, defines fair value, establishes a three-level valuation hierarchy for fair value measurements and enhances disclosure requirements.

The three levels are defined as follows:

Level 1 — Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3 — Inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, due from related parties, deferred offering costs, advance to suppliers, accounts payable, due to related parties, advance from customers and short-term bank loans approximate their recorded values due to their short-term maturities.

Concentrations of Credit Risk
Concentrations of credit risk
Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, trade accounts receivable and advance to suppliers. As of March 31, 2018 and September 30, 2017, $4,821,546 and $2,590,539 of the Company’s cash is maintained with banks within the People’s Republic of China of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay are dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Concentrations of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, trade accounts receivable and advance to suppliers. All of the Company’s cash is maintained with banks within the People’s Republic of China of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay are dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk.

Comprehensive Income
Comprehensive Income
Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholder’s equity but are excluded from net income. Other comprehensive income consists of foreign currency translation adjustment from the Company not using the U.S. dollar as its functional currency.

Comprehensive Income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholder’s equity but are excluded from net income. Other comprehensive income consists of foreign currency translation adjustment from the Company not using the U.S. dollar as its functional currency.

Foreign Currency Translation
Foreign Currency Translation
The Company’s financial information is presented in U.S. dollars (“USD” or “$”). The functional currency of the Company is the Chinese Yuan Renminbi (“RMB”), the currency of PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The unaudited condensed consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.
The exchange rates in effect as of March 31, 2018 and September 30, 2017 were RMB1 for $0.1592 and $0.1503, respectively. The average exchange rates for the six months ended March 31, 2018 and 2017 were RMB1 for $0.1542 and $0.1458, respectively.

Foreign Currency Translation

The Company’s financial information is presented in U.S. dollars (“USD”). The functional currency of the Company is the Chinese Yuan Renminbi (“RMB”), the currency of PRC. Any transactions which are denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of operations as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. The financial information is first prepared in RMB and then translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income in stockholders’ equity. Cash flows from the Company’s operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

The exchange rates in effect as of September 30, 2017 and September 30, 2016 were RMB1 for $0.1503 and $0.1499, respectively. The average exchange rates for the years ended September 30, 2017 and 2016 were RMB1 for $0.1468 and $0.1531, respectively.

Shipping and Handling
Shipping and Handling
All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were $77,910 and $44,047 for the six months ended March 31, 2018 and 2017, respectively.

Shipping and Handling

All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were $104,560 and $57,621 for the years ended September 30, 2017 and 2016, respectively.

Value Added Tax
Value Added Tax
The Company is generally subject to the value added tax (“VAT”) for selling merchandise, except for FLS Mushroom. Before May 1, 2018, the applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in PRC, and after May 1, 2018, the Company is subject to a tax rate of 12% or 16% based on the newly Chinese tax law. Pursuant to approval issued by the State Administration of Taxation, FLS Mushroom’s major operation can be classified as agriculture products and its revenue is exempt from VAT. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax authorities has the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities and there was no tax penalty incurred.

Value Added Tax

The Company is generally subject to the value added tax (“VAT”) for selling merchandise, except for FLS Mushroom. The applicable VAT rate is 13% or 17% (depending on the type of goods involved) for products sold in PRC. Pursuant to approval issued by the State Administration of Taxation, FLS Mushroom’s major operation can be classified as agriculture products and its revenue is exempt from VAT. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of PRC, the Company pays VAT based on tax invoices issued. The tax invoices may be issued subsequent to the date on which revenue is recognized, and there may be a considerable delay between the date on which the revenue is recognized and the date on which the tax invoice is issued. In the event the PRC tax authorities dispute the date on which revenue is recognized for tax purposes, the PRC tax authorities has the right to assess a penalty based on the amount of taxes which is determined to be late or deficient, with any penalty being expensed in the period when a determination is made by the tax authorities that a penalty is due. During the reporting periods, the Company had no dispute with PRC tax authorities and there was no tax penalty incurred.

Income Taxes
Income Taxes
The Company is subject to the income tax laws of the PRC. No taxable income was generated outside the PRC for the six months ended March 31, 2018 and 2017. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or not be deductible in the future.
ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of March 31, 2018 and September 30, 2017. All tax returns since the Company’s inception are subject to examination by tax authorities.

Income Taxes

The Company is subject to the income tax laws of PRC. No taxable income was generated outside PRC for the years ended September 30, 2017 and 2016. The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or not be deductible in the future.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of September 30, 2017 and 2016. All tax returns since the Company’s inception are subject to examination by tax authorities.

Statement of Cash Flows
Statement of Cash Flows
In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainties
Risks and Uncertainties
The operations of the Company are located in PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.
The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.
The Company does not carry any business interruption insurance, product liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Risks and Uncertainties

The operations of the Company are located in PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under the current law. In China, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of China. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

The Company does not carry any business interruption insurance, product liability insurance or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Reclassification		Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications have no effect on the results of operations and cash flows.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting, which amends the scope of modification accounting for share-based payment arrangements and provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. For all entities, this ASU is effective for annual reporting periods, including interim periods within those annual reporting periods, beginning after December 15, 2017. Early adoption is permitted, including adoption in any interim period. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements.
In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815). The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. The amendments in Part II of this Update recharacterize the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company expects that the adoption of this ASU would not have a material impact on the Company’s consolidated financial statements.
In September 2017, the FASB issued ASU 2017-13, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842). The main objective of this pronouncement is to clarify the effective date of the adoption of ASC Topic 606 and ASC Topic 842 and the definition of public business entity as stipulated in ASU 2014-09 and ASU 2016-02. ASU 2014-09 provides that a public business entity and certain other specified entities adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. All other entities are required to adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. ASU 2016-12 requires that “a public business entity and certain other specified entities adopt ASC Topic 842 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. All other entities are required to adopt ASC Topic 842 for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020”. ASU 2017-13 clarifies that the SEC would not object to certain public business entities electing to use the non-public business entities effective dates for applying ASC 606 and ASC 842. ASU 2017-13, however, limits such election to certain public business entities that “otherwise would not meet the definition of a public business entity except for a requirement to include or inclusion of its financial statements or financial information in another entity’s filings with the SEC”. The Company believes that its current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASC 606. Potential adjustments to input measures are not expected to be pervasive to the majority of the Company’s contracts. While no significant impact is expected upon adoption of the new guidance, the Company will not be able to make that determination until the time of adoption based upon outstanding contracts at that time.
In November 2017, the FASB issued ASU 2017-14, Income Statement — Reporting Comprehensive Income (Topic 220), Revenue Recognition (Topic 605), and Revenue from Contracts with Customers (Topic 606), which amends certain aspects of the new revenue recognition standard. This standard will be effective for fiscal years beginning after December 15, 2018. The Company expects that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.
In February 2018, the FASB issued ASU 2018-02, Income Statement — Reporting Comprehensive Income (Topic 220). The amendments in this update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendments eliminate the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendments only relate to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. The amendments in this update also require certain disclosures about stranded tax effects. The guidance is effective for fiscal years beginning after December 15, 2018 with early adoption permitted, including interim periods within those years. The Company expects that the adoption of this ASU would not have a material impact on the Company’s consolidated financial statements.
In July 2018, the FASB issued ASU No. 2018-10, “Codification Improvements to Topic 842, Leases,” which clarifies how to apply certain aspects of the new leases standard. This ASU addresses the rate implicit in the lease, impairment of the net investment in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase options, variable payments that depend on an index or rate and certain transition adjustments. This ASU has the same effective date and transition requirements as the new leases standard, which is effective for annual periods beginning after December 15, 2018. The Company expects that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.
In July 2018, the FASB issued ASU No. 2018-11, “Leases (Topic 842): Targeted Improvements” which provides a new transition method and a practical expedient for separating components of a contract. This ASU is intended to reduce costs and ease the implementation of the new leasing standard for financial statement preparers. The effective date and transition requirements for the amendments related to separating components of a contract are the same as the effective date and transition requirements in ASU 2016-02. The Company expects that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.
The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. For public entities, the guidance in ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2017 (including interim reporting periods within those periods), and for all other entities, ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019.

In March 2016, the FASB issued ASU No. 2016-08, “Principal versus Agent Considerations (Reporting Revenue versus Net)” (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations in the new revenue recognition standard.

In April 2016, the FASB issued ASU No. 2016-10, “Identifying Performance Obligations and Licensing” (“ASU 2016-10”), which reduces the complexity when applying the guidance for identifying performance obligations and improves the operability and understandability of the license implementation guidance.

In May 2016, the FASB issued ASU No. 2016-12 “Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”), which amends the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes. Preliminarily, the Company plans to adopt Topic 606 using the retrospective transition method, and is continuing to evaluate the impact its pending adoption of Topic 606 will have on its consolidated financial statements. The Company believes that its current revenue recognition policies are generally consistent with the new revenue recognition standards set forth in ASU 2014-09. Potential adjustments to input measures are not expected to be pervasive to the majority of the Company’s contracts.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02), Leases (Topic 842). ASU 2016-02 requires a lessee to record a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all leases with terms longer than 12 months, as well as the disclosure of key information about leasing arrangements. ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term. ASU 2016-02 requires classification of all cash payments within operating activities in the statement of cash flows. Disclosures are required to provide the amount, timing and uncertainty of cash flows arising from leases. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The Company has not yet evaluated the impact of the adoption of ASU 2016-02 on the Company’s financial statement presentation or disclosures but is expected to do so upon being successfully listed.
In February 2017, the FASB issued ASU No. 2017-05 (“ASU 2017-05”) to provide guidance for recognizing gains and losses from the transfer of nonfinancial assets and in-substance nonfinancial assets in contracts with non-customers, unless other specific guidance applies. The standard requires a company to derecognize nonfinancial assets once it transfers control of a distinct nonfinancial asset or distinct in substance nonfinancial asset. Additionally, when a company transfers its controlling interest in a nonfinancial asset, but retains a noncontrolling ownership interest, the company is required to measure any noncontrolling interest it receives or retains at fair value. The guidance requires companies to recognize a full gain or loss on the transaction. ASU 2017-05 is effective for annual periods beginning after December 15, 2017, including interim periods within that reporting period. The effective date of this guidance coincides with revenue recognition guidance. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.